CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income/(loss)		$ 218.9	$ 48.4
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation and amortization		9.6	22.0
Amortization of right-of-use operating lease assets		5.1	5.2
Interest on operating lease liabilities		2.4	2.8
Net (additions)/disposals of right-to-use operating lease assets		(0.1)	0.0
Net (additions)/disposals of lease liabilities		0.1	0.0
Lease repayments		(7.7)	0.0
Realized and unrealized investment gains	[1]	(36.1)	(2.5)
Realized and unrealized investment losses	[2]	18.1	128.9
Deferred tax expense/(benefit)		7.5	(2.8)
Gains (Losses) On Investment And Foreign Exchange		(2.3)	18.3
Gain (Loss) on Sale of Derivatives		(4.3)	(5.8)
Unrealized (gain)/loss on real estate fund in net investment income		10.5	(13.5)
Losses and loss adjustment expenses		30.0	(100.0)
Unearned premiums		166.0	381.2
Unpaid losses		239.7	(1,708.4)
Increase (Decrease) in Prepaid Reinsurance Premiums		(100.0)	(220.7)
Increase (Decrease) in Other Receivables		19.1	(15.2)
Increase (Decrease) in Deferred Policy Acquisition Costs		(34.1)	(24.1)
Reinsurance premiums payable		(146.4)	1,844.2
Increase (Decrease) in Funds Held under Reinsurance Agreements		43.2	11.4
Increase (Decrease) in Premiums Receivable		(194.4)	(275.2)
Income tax payable		9.9	(6.6)
Increase (Decrease) in Accrued Liabilities		(30.6)	(20.8)
Fair Value Of Derivatives And Settlement Of Liabilities Under Derivatives		40.9	45.1
Other assets		(0.4)	(7.1)
Increase (Decrease) in Insurance Assets [Abstract]
Net cash from operating activities		264.6	104.8
Cash flows (used in)/from investing activities:
Payments to Acquire Debt Securities, Available-for-Sale		(789.2)	(695.9)
Payments to Acquire Trading Securities Held-for-investment		(254.6)	(370.9)
Proceeds from sales and maturities of fixed income securities — Available for sale		685.8	1,003.5
Proceeds from sales and maturities of fixed income securities — Trading		283.9	134.8
(Purchases) of short-term investments — Available for sale		(215.0)	(28.7)
Proceeds from sale of short-term investments — Available for sale		101.0	9.9
(Purchases) of short-term investments — Trading		(15.0)	0.0
Proceeds from sale of short-term investments — Trading		10.4	2.0
(Purchases) of privately-held investments — Trading		(23.1)	(175.6)
Proceeds from sale of privately-held investments — Trading		58.0	79.0
Net change in (payable)/receivable for securities (purchased)/sold		36.1	11.4
(Purchases) of other investments		(3.0)	(46.6)
Payments for (Proceeds from) Investing Activities, Net of Cash		1.8	0.0
Net (purchases) of fixed assets		(1.2)	(13.9)
Investment in multiline reinsurer		(0.4)	(1.5)
Net (purchases) of investments, equity method		0.0	(0.4)
Net cash (used in) investing activities		(124.5)	(92.9)
Cash flows (used in)/from financing activities:
Dividends paid on ordinary shares		(20.0)	(20.0)
Dividends paid on preference shares		(22.2)	(22.2)
Net cash (used in) financing activities		(42.2)	(42.2)
Effect of exchange rate movements on cash and cash equivalents		4.4	(18.9)
Increase/(decrease) in cash and cash equivalents		102.3	(49.2)
Cash and cash equivalents at beginning of period		959.2	1,314.1
Cash and cash equivalents at end of period (1)	[3]	1,061.5	$ 1,264.9
Restricted cash	[3]	$ 312.1

[1]	Net investment income includes related party investment losses of $1.7 million (June 30, 2022 — $$0.2 million) and related party investment management fees of $5.2 million (June 30, 2022 — $0.6 million).
[2]	Realized and unrealized investments losses includes $2.0 million loss on related party investments (June 30, 2022 — $0.8 million loss)
[3]	Cash and cash equivalents includes restricted cash of $312.1 million (June 30, 2022 — $387.3 million) which are held in trusts.